Equity - Part-2 (Details) $ / shares in Units, ₪ in Thousands										1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 17, 2024 USD ($)	May 23, 2024 USD ($) $ / shares	Jan. 25, 2024 USD ($) $ / shares	Jan. 01, 2024 USD ($)	Jun. 15, 2023 USD ($)	Feb. 16, 2023 USD ($)	May 24, 2022 USD ($) shares	Dec. 30, 2021 shares	May 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($)
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares) | shares											3,712,421
Total consideration											$ 6,503,000		$ 220,000	₪ 241
Warrants expired date													Sep. 05, 2023	Sep. 05, 2023
Recognized incremental value													$ 92,000	₪ 341
Non-Marketable options exercisable (in Shares) | shares								5,360
Exercised shares (in Shares) | shares											1,805	[1]
Fair value					$ 1,649,000		$ 2,240,000			$ 74,000
Warrants											$ (4,109,000)
Reclassification to equity		$ 6,000
Remaining liability among long-term liabilities	$ 10,000										10,000
Aggregate gross proceeds of warrants				$ 3,176,000							$ 3,176,000
Issuance costs				$ 473,000		$ 20,000	29,000	$ 592,000
Compensation plan description											(a) 7,811 RSUs in exchange for employee and service providers’ salary of NIS 346 thousand (approximately $ 94 thousand); these shares vest mainly over 12 months, (b) bonuses in fully vested 47,315 RS to employees and service providers, with estimated value in the amount of NIS 2,328 thousand ($ 649 thousand), and (c) 9,986 RS in exchange for service providers’ fees of NIS 494 thousand (approximately $ 134 thousand).
Granted shares (in Shares) | shares											341,711		11,539	11,539
Bonus payment											$ 158,000
Total share-based compensation expenses											1,385,000		$ 1,781,000		$ 1,334,000
Options exercised											5,790
Unrecognized share-based compensation expense	$ 189,000
Vesting period	1 year 3 months 18 days
Series 3 Warrants [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares) | shares													18,811	18,811
Total consideration													$ 72,000
Non- Marketable Warrants [Member]
Equity [Line Items]
Exercised shares (in Shares) | shares													25,000	25,000
Warrant [Member]
Equity [Line Items]
Fair value							$ 1,350,000
Warrants			$ 219,000			$ 930,000
Fair value of an ordinary share (in Dollars per share) | $ / shares			$ 1.55
Dividend yield			0.00%
Pre-Funded Warrant [Member]
Equity [Line Items]
Warrants											$ 481,000
Annual interest rate				4.51%
Expected term				5 years
Expected price volatility				93.00%
Fair value of an ordinary share (in Dollars per share) | $ / shares				$ 4.89
Dividend yield				0.00%
Minimum [Member] | Warrant [Member]
Equity [Line Items]
Annual interest rate			4.53%
Expected term			3 years 7 months 6 days
Expected price volatility			100.00%
Maximum [Member] | Warrant [Member]
Equity [Line Items]
Annual interest rate			4.71%
Expected term			4 years
Expected price volatility			103.00%
Black - Scholes [Member]
Equity [Line Items]
Annual interest rate											4.30%
Expected term											4 years 7 months 6 days
Expected price volatility											100.00%
Fair value of an ordinary share (in Dollars per share) | $ / shares											$ 1.07
Dividend yield											0.00%
Changes in fair value											$ 2,695,000
Board of Directors [Member]
Equity [Line Items]
Warrants			$ 1,419,000
Granted shares (in Shares) | shares											115,635
Total share-based compensation expenses											$ 482,000
Common Stock [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares) | shares									167,031
Non-Marketable options exercisable (in Shares) | shares													499,998	499,998
Granted shares (in Shares) | shares								275,000
Common Stock [Member] | Board of Directors [Member]
Equity [Line Items]
Vested share options (in Shares) | shares											222,034

[1]	Including options exercised. Average share price for options exercised in 2024 – $ 5.79.